[GRAPHIC] PBHG
          FUNDS

          INSURANCE SERIES FUND
          PROSPECTUS MAY 1, 2001


          o    PBHG GROWTH II PORTFOLIO

          o    PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

          CONTENTS
          PORTFOLIO SUMMARIES                                                  2
                           PBHG Growth II Portfolio
                           PBHG Technology & Communications Portfolio

          MORE ABOUT THE PORTFOLIOS                                            6
          THE INVESTMENT ADVISER                                              10
          YOUR INVESTMENT                                                     11
                           Pricing Portfolio Shares
                           Buying and Selling Portfolio Shares
                           Distributions and Taxes
                           Potential Conflicts of Interest

          FINANCIAL HIGHLIGHTS                                                12


                                 [GRAPHIC] | 1

PBHG GROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues between $500 million and $10 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of the 800 smallest stocks in the Russell 1000(R) Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          2000        -16.67%
                          1999         98.19%
                          1998          8.19%

                           BEST QUARTER
         4th Quarter 1999                      49.97%
                           WORST QUARTER
         4th Quarter 2000                     -35.23%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                           PAST          SINCE INCEPTION
                          1 YEAR           (4/30/97)
--------------------------------------------------------------------------------
Growth II Portfolio        -16.67%          19.44%

Russell Midcap(R)
Growth Index               -11.75%          20.04%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 6.

                                 [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ................................................. None
 Maximum Deferred Sales Charge (Load) ..................................... None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends (and Other Distributions) .................................. None
Redemption Fee ............................................................ None
Exchange Fee .............................................................. None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................... 0.85%
Distribution and/or Services (12b-1) Fees ............................... None
Other Expenses .......................................................... 0.20%
Total Annual Fund Operating Expenses .................................... 1.05%*

*These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $50,092 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $393 million.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                       1 Year                         $107
                       3 Years                        $334
                       5 Years                        $579
                       10 Years                     $1,283


                                  [GRAPHIC] | 3

PBHG TECHNOLOGY & COMMUNICATIONS

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within these sectors. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 6.


                                  [GRAPHIC] | 4

PORTFOLIO

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          2000       -42.12%
                          1999       234.38%
                          1998        32.20%


                                  BEST QUARTER
                  4th Quarter 1999                108.57%

                                  WORST QUARTER
                  4th Quarter 2000                -49.86%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                            PAST               SINCE INCEPTION
                           1 YEAR                (4/30/97)
--------------------------------------------------------------------------------
Technology &
Communications Portfolio   -42.12%                 30.56%

Soundview
Technology Index           -27.35%                 31.01%

Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------

Maximum Sales Charge (Load)
     Imposed on Purchases ........................................None
Maximum Deferred Sales Charge (Load) .............................None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ...........................None
Redemption Fee ...................................................None
Exchange Fee .....................................................None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ..................................................0.85%
Distribution and/or Services (12b-1) Fees ........................None
Other Expenses ...................................................0.19%
Total Annual Fund Operating Expenses .............................1.04%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election during the fiscal year ended December 31, 2000.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                       1 Year                       $106
                       3 Years                      $331
                       5 Years                      $574
                       10 Years                   $1,271


                                  [GRAPHIC] | 5

MORE ABOUT THE PORTFOLIOS

RISKS & RETURNS:

The table set forth on the following pages describes the main investment strategies described in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing.These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o    Under  normal  circumstances,   each  Portfolio  intends  to  remain  fully
     invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance a Portfolio's performance.


                                  [GRAPHIC] | 6

--------------------------------------------------------------------------------
GROWTH SECURITIES
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities

o    Growth securities may appreciate faster than non-growth  securities

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities.

o In managing a Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.


                                 [GRAPHIC] | 7

--------------------------------------------------------------------------------
TECHNOLOGY COMPANY  SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

POLICIES TO BALANCE RISKS & RETURNS:

o Growth II Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sectors, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sectors.

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if a Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & Returns:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.


                                  [GRAPHIC] | 8

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential perform-ance and opportunities for diversification.

POLICIES TO BALANCE RISKS & Returns:

o Each Portfolio limits the amount of total assets it invests in foreign securities to 15%.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.


                                  [GRAPHIC] | 9

THE  INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $13 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II and Technology & Communications Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

--------------------------------------------------------------------------------
INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.
--------------------------------------------------------------------------------

For the fiscal year ended December 31, 2000, the management fee paid by each Portfolio was as follows:

PBHG GROWTH II PORTFOLIO                                 0.85%
PBHG TECHNOLOGY & COMMUNICATIONS
         PORTFOLIO                                       0.85%

================================================================================

PORTFOLIO MANAGERS

GROWTH II PORTFOLIO

A team of investment professionals led by Gary L. Pilgrim, CFA, has managed the Growth II Portfolio since March 21, 2001. Mr. Pilgrim is the President and Chief Investment Officer of the Adviser and has been a growth stock manager for over 30 years.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Pilgrim Baxter's technology team, led by Michael Ma, who currently manages the PBHG Global Technology & Communications Fund of The PBHG Funds, Inc., has managed the Technology & Communications Portfolio since March 21, 2001. Mr. Ma joined Pilgrim Baxter in October, 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years at United States Trust Company of New York, initially as a research assistant concentrating on the
technology    sector   and    subsequently   as   a   portfolio    manager.



                                 [GRAPHIC] | 10

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of a Portfolio's  shares is based on that  Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange.

Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments. VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.



                                 [GRAPHIC] | 11

FINANCIAL  HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

     FOR THE PERIOD ENDED DECEMBER 31, 2000
     FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD


                                   Net                                                                                      Net
                                  Asset                            Realized and       Distributions    Distributions       Asset
                                  Value             Net             Unrealized           from Net          from            Value
                                Beginning       Investment        Gains or Losses       Investment       Capital            End
                                of Period      Income (Loss)       on Securities          Income           Gains         of Period
      PBHG GROWTH II PORTFOLIO
      2000                       $23.05           $(0.06)              $(3.62)              --            $(0.49)          $18.88
      1999(2)                     11.63            (0.04)               11.46               --               --             23.05
      1998                        10.75            (0.06)                0.94               --               --             11.63
      1997(1)                     10.00              --                  0.75               --               --             10.75
      PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
      2000                       $46.01           $(0.34)             $(17.29)              --            $(3.61)          $24.77
      1999(2)                     13.76            (0.13)               32.38               --               --             46.01
      1998                        10.41            (0.04)                3.39               --               --             13.76
      1997(1)                     10.00              --                  0.41               --               --             10.41

*    Annualized.

**   Total return and portfolio turnover have not been annualized.

(1) The PBHG Growth II and PBHG Technology & Communication Portfolios commenced operations on April 30, 1997.

(2)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.



                                 [GRAPHIC] | 12

                                                                                              Ratio         Ratio of Net
                                                      Net                                   of Expenses     Income (Loss
                                                     Assets        Ratio      Ratio of Net   to Average       to Average
                                                      End       of Expenses  Income (Loss)  Net Assets       Net Assets   Portfolio
                                    Total          of Period    to Average    to Average    (Excluding       (Excluding   Turnover
                                    Return            (000)      Net Assets    Net Assets     Waivers)         Waivers)      Rate
      PBHG GROWTH II PORTFOLIO
      2000                       (16.67)%            $368,948      1.05%        (0.42)%       1.05%           (0.42)%     145.87%
      1999(2)                     98.19%              178,602      1.20%        (0.38)%       1.20%           (0.38)%     236.82%
      1998                         8.19%               18,321      1.20%        (0.64)%       1.54%           (0.98)%     228.09%
      1997(1)                      7.50%**             10,236      1.20%*       (0.11)%*      4.38%*          (3.29)%*     44.57%**
      PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
      2000                       (42.12)%          $1,160,087      1.04%        (0.77)%       1.04%           (0.77)%     311.59%
      1999(2)                    234.38%            1,635,448      1.09%        (0.64)%       1.09%           (0.64)%     273.76%
      1998                        32.20%               32,493      1.20%        (0.55)%       1.56%           (0.91)%     264.58%
      1997(1)                      4.10%**              9,117      1.20%*        0.37%*       5.09%*          (3.52)%*     69.34%**

*    Annualized.

**   Total return and portfolio turnover have not been annualized.

(1) The PBHG Growth II and PBHG Technology & Communication Portfolios commenced operations on April 30, 1997.

(2)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.



                                 [GRAPHIC] | 13

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229

TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------


PBHG-ISF Prospectus 5/2001


                                   [GRAPHIC] |

[GRAPHIC] PBHG
          FUNDS

          INSURANCE SERIES FUND
          PROSPECTUS MAY 1, 2001

          o   PBHG GROWTH II PORTFOLIO

          o   PBHG LARGE CAP GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

           CONTENTS
           PORTFOLIO SUMMARIES                                                 2
                                PBHG Growth II Portfolio
                                PBHG Large Cap Growth Portfolio

           MORE ABOUT THE PORTFOLIOS                                           6
           THE INVESTMENT ADVISER                                             10
           YOUR INVESTMENT                                                    12
                                Pricing Portfolio Shares
                                Buying and Selling Portfolio Shares
                                Distributions and Taxes
                                Potential Conflicts of Interest

           FINANCIAL HIGHLIGHTS                                               14



                                  [GRAPHIC] | 1

PBHG GROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues between $500 million and $10 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of the 800 smallest stocks in the Russell 1000(R) Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          2000        -16.67%
                          1999         98.19%
                          1998          8.19%

                           BEST QUARTER
         4th Quarter 1999                      49.97%
                           WORST QUARTER
         4th Quarter 2000                     -35.23%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                           PAST          SINCE INCEPTION
                          1 YEAR           (4/30/97)
--------------------------------------------------------------------------------
Growth II Portfolio        -16.67%          19.44%

Russell Midcap(R)
Growth Index               -11.75%          20.04%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 6.



                                 [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ................................................. None
 Maximum Deferred Sales Charge (Load) ..................................... None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends (and Other Distributions) .................................. None
Redemption Fee ............................................................ None
Exchange Fee .............................................................. None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................... 0.85%
Distribution and/or Services (12b-1) Fees ............................... None
Other Expenses .......................................................... 0.20%
Total Annual Fund Operating Expenses .................................... 1.05%*

*These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $50,092 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $393 million.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                YOUR COST

                 1 Year                         $107
                 3 Years                        $334
                 5 Years                        $579
                 10 Years                     $1,283


                                 [GRAPHIC] | 3

PBHG LARGE CAP GROWTH PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities. Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Large Cap Growth Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          2000         -1.48%
                          1999         65.22%
                          1998         30.63%

                           BEST QUARTER
         4th Quarter 1999                      55.36%
                           WORST QUARTER
         4th Quarter 2000                     -22.34%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                           PAST             SINCE INCEPTION
                          1 YEAR                (4/30/97)
--------------------------------------------------------------------------------
Large Cap
Growth Portfolio          -1.48%                 28.51%
S&P 500(R) Index          -9.11%                 16.20%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 6.


                                 [GRAPHIC] | 4

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ................................................. None
Maximum Deferred Sales Charge (Load) ...................................... None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions .................................... None
Redemption Fee ............................................................ None
Exchange Fee .............................................................. None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ..........................................................0.75%
Distribution and/or Services (12b-1) Fees ................................None
Other Expenses ...........................................................0.31%
Total Annual Fund Operating Expenses .....................................1.06%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $45,732 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $78 million.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                           YOUR COST
         1 Year                                 $108
         3 Years                                $337
         5 Years                                $585
         10 Years                             $1,294


                                 [GRAPHIC] | 5

MORE ABOUT THE PORTFOLIOS

RISKS & RETURNS:

The table set forth on the following pages describes the main investment strategies described in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o    Under  normal  circumstances,   each  Portfolio  intends  to  remain  fully
     invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance Portfolio's performance.


                                 [GRAPHIC] | 6

--------------------------------------------------------------------------------
GROWTH SECURITIES
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities.

o    Growth securities may appreciate faster than non-growth securities

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities.

o In managing a Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.


                                 [GRAPHIC] | 7

--------------------------------------------------------------------------------
TECHNOLOGY COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if a Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.


                                 [GRAPHIC] | 8

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio limits the amount of total assets it invests in foreign securities to 15%.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.


                                 [GRAPHIC] | 9

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $13 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II and Large Cap Growth Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

--------------------------------------------------------------------------------
INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.

--------------------------------------------------------------------------------

For the fiscal year ended December 31, 2000, the management fee paid by each Portfolio was as follows:

PBHG GROWTH II PORTFOLIO                    0.85%
PBHG LARGE CAP GROWTH PORTFOLIO             0.75%


                                 [GRAPHIC] | 10

PORTFOLIO MANAGERS

GROWTH II PORTFOLIO

A team of investment professionals led by Gary L. Pilgrim, CFA, has managed the Growth II Portfolio since March 21, 2001. Mr. Pilgrim is the President and Chief Investment Officer of the Adviser and has been a growth stock manager for over 30 years.

LARGE CAP GROWTH PORTFOLIO

Michael S. Sutton, CFA, has managed the PBHG Large Cap Growth Portfolio since November, 1999. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.






                                 [GRAPHIC] | 11

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of a Portfolio's  shares is based on that  Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange.

Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.




                                 [GRAPHIC] | 12

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                                 [GRAPHIC] | 13

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR THE PERIOD ENDED DECEMBER 31, 2000
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD


                                   Net                                                                                  Net
                                  Asset                            Realized and      Distributions  Distributions      Asset
                                  Value             Net             Unrealized          from Net       from            Value
                                Beginning       Investment        Gains or Losses      Investment     Capital           End
                                of Period      Income (Loss)       on Securities         Income        Gains         of Period
PBHG GROWTH II PORTFOLIO
2000                             $23.05          $(0.06)             $(3.62)                --         $(0.49)        $18.88
1999(2)                           11.63           (0.04)              11.46                 --            --           23.05
1998                              10.75           (0.06)               0.94                 --            --           11.63
1997(1)                           10.00           --                   0.75                 --            --           10.75

PBHG LARGE CAP GROWTH PORTFOLIO
2000(2)                          $25.51          $(0.01)             $(0.21)                --         $(0.75)        $24.54
1999                              15.44           (0.05)              10.12                 --            --           25.51
1998                              11.82           (0.02)               3.64                 --            --           15.44
1997(1)                           10.00           --                   1.82                 --            --           11.82

(1) The PBHG Growth II and PBHG Large Cap Growth Portfolios commenced operations on April 30, 1997.

(2) Per share calculations were performed using average shares for the period. Amounts designated as "--" are either $0 or have been rounded to $0.



                                 [GRAPHIC] | 14

                                                                                         Ratio         Ratio of Net
                                       Net                                             of Expenses     Income (Loss)
                                      Assets           Ratio        Ratio of Net       to Average       to Average
                                        End         of Expenses     Income (Loss)      Net Assets       Net Assets       Portfolio
                 Total               of Period      to Average       to Average        (Excluding       (Excluding       Turnover
                 Return                (000)        Net Assets       Net Assets         Waivers)         Waivers)          Rate
PBHG GROWTH II PORTFOLIO
2000            (16.67)%            $368,948            1.05%           (0.42)%           1.05%           (0.42)%         145.87%
1999(2)          98.19%              178,602            1.20%           (0.38)%           1.20%           (0.38)%         236.82%
1998              8.19%               18,321            1.20%           (0.64)%           1.54%           (0.98)%         228.09%
1997(1)           7.50%**             10,236            1.20%*          (0.11)%*          4.38%*          (3.29)%*         44.57%**

PBHG LARGE CAP GROWTH PORTFOLIO
2000(2)          (1.48)%             $72,645            1.06%           (0.05)%           1.06%           (0.05)%         147.68%
1999             65.22%               27,295            1.10%           (0.41)%           1.17%           (0.48)%         157.04%
1998             30.63%               12,598            1.10%           (0.19)%           1.53%           (0.62)%          41.51%
1997(1)          18.20%**              4,916            1.10%*           0.00%*           5.21%*          (4.11)%*         37.42%**

*    Annualized.

**   Total return and portfolio turnover have not been annualized.

(1) The PBHG Growth II and PBHG Large Cap Growth Portfolios commenced operations on April 30, 1997.

(2) Per share calculations were performed using average shares for the period. Amounts designated as "--" are either $0 or have been rounded to $0.


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                                 [GRAPHIC] | 17

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL  INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229

TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------

PBHG-ISF Prospectus 5/2001



                                   [GRAPHIC] |

[GRAPHIC] PBHG
          FUNDS

          INSURANCE SERIES FUND
          PROSPECTUS MAY 1, 2001

          o    PBHG GROWTH II PORTFOLIO

          o    PBHG SELECT VALUE PORTFOLIO

          o    PBHG SMALL CAP VALUE PORTFOLIO

          o    PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

          o    PBHG SELECT 20 PORTFOLIO



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of Pilgrim Baxter, is the sub-adviser for the Small Cap Value and Select Value Portfolios. Pilgrim Baxter and Value Investors invest Portfolio assets in a way that they believe will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.


          CONTENTS
          PORTFOLIO SUMMARIES                                                  2
                           PBHG Growth II  Portfolio
                           PBHG Select Value Portfolio
                           PBHG Small Cap Value Portfolio
                           PBHG Technology & Communications Portfolio
                           PBHG Select 20 Portfolio

          MORE ABOUT THE PORTFOLIOS                                           12
          THE INVESTMENT ADVISER AND SUB-ADVISER                              17
          YOUR INVESTMENT                                                     19
                           Pricing Portfolio Shares
                           Buying and Selling Portfolio Shares
                           Distributions and Taxes
                           Potential Conflicts of Interest


          FINANCIAL HIGHLIGHTS                                                20


                                  [GRAPHIC] | 1

PBHG GROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues between $500 million and $10 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of the 800 smallest stocks in the Russell 1000(R) Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000      -16.67%
                              1999       98.19%
                              1998        8.19%


                                  BEST QUARTER
                   4th Quarter 1999               49.97%

                                  WORST QUARTER
                   4th Quarter 2000              -35.23%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                                    PAST           SINCE INCEPTION
                                   1 YEAR             (4/30/97)
--------------------------------------------------------------------------------
Growth II Portfolio               -16.67%              19.44%

Russell Midcap(R)
Growth Index                      -11.75%              20.04%


FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 2

FEES AND  EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ..................................................None
 Maximum Deferred Sales Charge (Load) ......................................None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends (and Other Distributions) ...................................None
Redemption Fee .............................................................None
Exchange Fee ...............................................................None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ..........................................................0.85%
Distribution and/or Services (12b-1) Fees ................................None
Other Expenses ...........................................................0.20%
Total Annual Fund Operating Expenses .....................................1.05%*

*These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $50,092 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $393 million.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                       1 Year                        $107
                       3 Years                       $334
                       5 Years                       $579
                       10 Years                    $1,283


                                 [GRAPHIC] | 3

PBHG SELECT VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The Portfolio invests in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than fund that does not invest in a limited number of stocks.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000       17.88%
                              1999        8.89%
                              1998       37.96%


                                  BEST QUARTER
              4th Quarter 1998                      29.59%

                                  WORST QUARTER
              3rd Quarter 1998                      -7.54%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                              PAST              SINCE INCEPTION
                             1 YEAR                (10/28/97)
--------------------------------------------------------------------------------
Select
Value Portfolio              17.88%                  21.29%

S&P 500(R) Index             -9.11%                  13.80%*

* The S&P 500 Index since inception return is as of 10/31/97.

Prior to May 1, 2000, the Portfolio was named the PBHG Large Cap Value Portfolio and was not limited in the number of stocks it could hold. Therefore, the Portfolio's performance prior to May 1, 2000 may not be indicative of how it will perform in the future.


FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 4

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ..................................................None
Maximum Deferred Sales Charge (Load) .......................................None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions .....................................None
Redemption Fee .............................................................None
Exchange Fee ...............................................................None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ..........................................................0.65%
Distribution and/or Services (12b-1) Fees ................................None
Other Expenses ...........................................................0.32%
Total Annual Fund Operating Expenses .....................................0.97%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $36,853 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $93 million.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                        1 Year                       $99
                        3 Years                     $309
                        5 Years                     $536
                        10 Years                  $1,190


                                 [GRAPHIC] | 5

PBHG SMALL CAP VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index. Currently, the companies in the Russell 2000 have market capitalizations between $100 million and $1.5 billion. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000(R) Index.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks, and the Russell 2000(R) Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000       36.13%
                              1999       15.93%
                              1998       10.94%

                                  BEST QUARTER
              4th Quarter 1998                       25.92%

                                 WORST QUARTER
              3rd Quarter 1998                      -19.85%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                                PAST              SINCE INCEPTION
                               1 YEAR               (10/28/97)
--------------------------------------------------------------------------------
Small Cap
Value Portfolio                36.13%                21.04%

Russell 2000(R)Index           -3.02%                 4.75%*

Russell 2000(R)Value Index     22.83%                 5.45%*

* The since inception returns for the Russell 2000(R) Index and the Russell 2000(R) Value Index are as of 10/31/97.


FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 6

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ..................................................None
Maximum Deferred Sales Charge (Load) .......................................None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions .....................................None
Redemption Fee .............................................................None
Exchange Fee ...............................................................None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ..........................................................1.00%
Distribution and/or Services (12b-1) Fees ................................None
Other Expenses ...........................................................0.21%
Total Annual Fund Operating Expenses .....................................1.21%
Less:  Fee Waiver (and/or Expense Reimbursement) .........................0.01%
Net Expenses .............................................................1.20%*

* This is the actual total fund operating expense you should expect to pay as an investor in this Portfolio for the fiscal year ended December 31, 2001. That's because for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one- and two-year periods and total annual fund operating expenses without expense waivers for years three through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                        1 Year                      $122
                        3 Years                     $382
                        5 Years                     $663
                        10 Years                  $1,464


                                 [GRAPHIC] | 7

PBHG TECHNOLOGY & COMMUNICATIONS

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within these sectors. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.


FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 8

PORTFOLIO

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000       -42.12%
                              1999       234.38%
                              1998        32.20%

                                  BEST QUARTER
               4th Quarter 1999                       108.57%

                                  WORST QUARTER
               4th Quarter 2000                       -49.86%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                                      PAST           SINCE INCEPTION
                                     1 YEAR            (4/30/97)
--------------------------------------------------------------------------------
Technology &
Communications Portfolio             -42.12%             30.56%

Soundview
Technology Index                     -27.35%             31.01%

Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ..................................................None
Maximum Deferred Sales Charge (Load) .......................................None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions .....................................None
Redemption Fee .............................................................None
Exchange Fee ...............................................................None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ..........................................................0.85%
Distribution and/or Services (12b-1) Fees ................................None
Other Expenses ...........................................................0.19%
Total Annual Fund Operating Expenses .....................................1.04%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election during the fiscal year ended December 31, 2000.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                        1 Year                    $106
                        3 Years                   $331
                        5 Years                   $574
                        10 Years                $1,271


                                 [GRAPHIC] | 9

PBHG SELECT 20 PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Portfolio's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Select 20 Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000       -23.87%
                              1999       100.61%
                              1998        62.52%


                                  BEST QUARTER
                4th Quarter 1999                      74.31%

                                  WORST QUARTER
                4th Quarter 2000                     -33.70%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                                PAST             SINCE INCEPTION
                               1 YEAR               (9/25/97)
--------------------------------------------------------------------------------
Select 20 Portfolio           -23.87%                32.19%

S&P 500(R)Index                -9.11%                12.24%*

*The S&P 500(R) Index since inception return is as of 9/30/97.


FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 10

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ................................................ None
Maximum Deferred Sales Charge (Load) ..................................... None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ................................... None
Redemption Fee ........................................................... None
Exchange Fee ............................................................. None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................... 0.85%
Distribution and/or Services(12b-1) Fees ................................ None
Other Expenses .......................................................... 0.17%
Total Annual Fund Operating Expenses .................................... 1.02%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2000.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                        1 Year                    $104
                        3 Years                   $325
                        5 Years                   $563
                        10 Years                $1,248


                                 [GRAPHIC] | 11

MORE ABOUT THE PORTFOLIOS

RISKS & RETURNS:

The table set forth on the following pages describes the main investment strategies described in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing.These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter and Value Investors maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations.

o    Under  normal  circumstances,   each  Portfolio  intends  to  remain  fully
     invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter and Value Investors focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Portfolio's performance.


                                 [GRAPHIC] | 12

--------------------------------------------------------------------------------
GROWTH SECURITIES
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities

o    Growth securities may appreciate faster than non-growth securities

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities.

o In managing a Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
VALUE SECURITIES
--------------------------------------------------------------------------------

Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS:

o    See Securities.

o Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

o The value securities in the Portfolio may never reach what Value Investors believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities.

o Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISKS & Returns:

o    See Securities.

o In managing a Portfolio, Value Investors uses its own research, computer models and measures of value.

o Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.


                                 [GRAPHIC] | 13

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & Returns:

o    See Securities/Growth Securities/Value Securities.

o Pilgrim Baxter and Value Investors focus on small and medium sized companies with strong balance sheets that they expect to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

POLICIES TO BALANCE RISKS & RETURNS:

o With the exception of the Technology & Communications Portfolio, each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sectors, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sectors.


                                 [GRAPHIC] | 14

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if a Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter and Value Investors use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential perform-ance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio limits the amount of total assets it invests in foreign securities to 15%.


                                 [GRAPHIC] | 15

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities  that do not have a ready  market  and cannot be easily  sold  within
seven  days  at   approximately   the  price  that  the   Portfolio  has  valued
them.

POTENTIAL RISKS:

o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & Returns:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.


                                 [GRAPHIC] | 16

THE INVESTMENT ADVISER AND SUB-ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $13 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II, Technology & Communications and Select 20 Portfolios and oversees the investment decisions made by Value Investors as sub-adviser for the Small Cap Value and Select Value Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and Value Investors and establishes policies that Pilgrim Baxter and Value Investors must follow in their day-to-day management activities.

--------------------------------------------------------------------------------
INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.
--------------------------------------------------------------------------------

THE SUB-ADVISER:

Pilgrim Baxter Value Investors, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is a wholly owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $1 billion for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value and Select Value Portfolios, Value Investors first creates a universe of more than 8,000 companies whose current share prices seem lower than their current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

For the fiscal year ended December 31, 2000, Pilgrim Baxter waived a portion of its fee for the Small Cap Value Portfolio so that the effective management fee paid by each of the following Portfolios was as follows:

PBHG GROWTH II  PORTFOLIO                             0.85%
PBHG SELECT VALUE PORTFOLIO                           0.65%
PBHG SMALL CAP VALUE PORTFOLIO                        0.99%
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO            0.85%
PBHG SELECT 20 PORTFOLIO                              0.85%

As sub-adviser to the Small Cap Value and Select Value Portfolios, Value Investors is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each of these Portfolios.


                                 [GRAPHIC] | 17

PORTFOLIO MANAGERS

GROWTH II PORTFOLIO

A team of investment professionals led by Gary L. Pilgrim, CFA, has managed the Growth II Portfolio since March 21, 2001. Mr. Pilgrim is the President and Chief Investment Officer of the Adviser and has been a growth stock manager for over 30 years.

SELECT 20 PORTFOLIO

Michael S. Sutton, CFA, has managed the Select 20 Portfolio since November, 1999. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.

SELECT VALUE PORTFOLIO

Raymond J. McCaffrey, CFA, has managed the PBHG Select Value Portfolio since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr. McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. His 11 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

SMALL CAP VALUE PORTFOLIO

Jerome J. Heppelmann, CFA, has managed the PBHG Small Cap Value Portfolio since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Value Investors Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Pilgrim Baxter's technology team, led by Michael Ma, who currently manages the PBHG Global Technology & Communications Fund of The PBHG Funds, Inc., has managed the Technology & Communications Portfolio since March 21, 2001. Mr. Ma joined Pilgrim Baxter in October, 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years at United States Trust Company of New York, initially as a research assistant concentrating on the technology sector and subsequently as a portfolio manager.


                                 [GRAPHIC] | 18

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of a Portfolio's  shares is based on that  Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange.

Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy. The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open.

The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 19

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

     FOR THE PERIOD ENDED DECEMBER 31, 2000 FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD


                                             Net                                                                            Net
                                            Asset                      Realized and   Distributions    Distributions       Asset
                                            Value           Net         Unrealized       from Net           from           Value
                                          Beginning     Investment    Gains or Losses   Investment         Capital          End
                                          of Period    Income (Loss)   on Securities      Income            Gains        of Period
     PBHG GROWTH II PORTFOLIO
     2000                                   $23.05         $(0.06)         $(3.62)           --            $(0.49)         $18.88
     1999(4)                                 11.63          (0.04)          11.46            --              --             23.05
     1998                                    10.75          (0.06)           0.94            --              --             11.63
     1997(1)                                 10.00           --              0.75            --              --             10.75

     PBHG SELECT VALUE PORTFOLIO+
     2000                                   $15.19          $0.07           $2.54          $(0.09)         $(1.58)         $16.13
     1999                                    14.27           0.13            1.13            --             (0.34)          15.19
     1998                                    10.43          (0.02)           3.98           (0.04)          (0.08)          14.27
     1997(3)                                 10.00           0.02            0.41            --              --             10.43

     PBHG SMALL CAP VALUE PORTFOLIO
     2000                                   $13.46          $0.06           $4.81            --            $(0.42)         $17.91
     1999                                    11.61          (0.03)           1.88            --              --             13.46
     1998                                    10.48          (0.02)           1.16            --             (0.01)          11.61
     1997(3)                                 10.00           0.01            0.47            --              --             10.48

     PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
     2000                                   $46.01         $(0.34)        $(17.29)           --            $(3.61)         $24.77
     1999(4)                                 13.76          (0.13)          32.38            --              --             46.01
     1998                                    10.41          (0.04)           3.39            --              --             13.76
     1997(1)                                 10.00           --              0.41            --              --             10.41

     PBHG SELECT 20 PORTFOLIO
     2000                                   $32.70         $(0.09)         $(7.12)           --            $(1.86)         $23.63
     1999                                    16.30          (0.08)          16.48            --              --             32.70
     1998                                    10.03          (0.01)           6.28            --              --             16.30
     1997(2)                                 10.00           --              0.03            --              --             10.03

*    Annualized.

**   Total return and portfolio turnover have not been annualized.

+ Prior to May 1, 2000, the PBHG Select Value Portfolio was named the PBHG Large Cap Value Portfolio.

(1) The PBHG Growth II and PBHG Technology & Communication Portfolios commenced operations on April 30, 1997.

(2)  The PBHG Select 20 Portfolio commenced operations on September 25, 1997.

(3) The PBHG Select Value and PBHG Small Cap Value Portfolios commenced operations on October 28, 1997.

(4)  Per share  calculations were performed using average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.


                                 [GRAPHIC] | 20

                                                                                                                    Ratio
                                                                  Net                                            of Expenses
                                                                 Assets          Ratio         Ratio of Net       to Average
                                                                  End         of Expenses      Income (Loss)      Net Assets
                                               Total           of Period       to Average       to Average        (Excluding
                                              Return             (000)         Net Assets       Net Assets         Waivers)
     PBHG GROWTH II PORTFOLIO
     2000                                     (16.67)%         $368,948           1.05%           (0.42)%            1.05%
     1999(4)                                   98.19%           178,602           1.20%           (0.38)%            1.20%
     1998                                       8.19%            18,321           1.20%           (0.64)%            1.54%
     1997(1)                                    7.50%**          10,236           1.20%*          (0.11)%*           4.38%*

     PBHG SELECT VALUE PORTFOLIO+
     2000                                      17.88%          $118,669           0.97%            1.30%             0.97%
     1999                                       8.89%            39,972           0.95%            0.84%             0.95%
     1998                                      37.96%            22,286           1.00%            0.67%             1.47%
     1997(3)                                    4.30%**           1,560           1.00%*           1.91%*            8.04%*

     PBHG SMALL CAP VALUE PORTFOLIO
     2000                                      36.13%          $274,158           1.20%            0.28%             1.21%
     1999                                      15.93%            43,484           1.20%           (0.20)%            1.29%
     1998                                      10.94%            44,040           1.20%           (0.15)%            1.46%
     1997(3)                                    4.80%**           9,321           1.20%*           1.40%*            3.63%*

     PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
     2000                                     (42.12)%       $1,160,087           1.04%           (0.77)%            1.04%
     1999(4)                                  234.38%         1,635,448           1.09%           (0.64)%            1.09%
     1998                                      32.20%            32,493           1.20%           (0.55)%            1.56%
     1997(1)                                    4.10%**           9,117           1.20%*           0.37%*            5.09%*

     PBHG SELECT 20 PORTFOLIO
     2000                                     (23.87)%         $669,739           1.02%           (0.33)%            1.02%
     1999                                     100.61%           753,572           1.05%           (0.46)%            1.05%
     1998                                      62.52%           317,926           1.20%           (0.18)%            1.21%
     1997(2)                                    0.30%**           7,617           1.20%*           0.51%*            3.36%*


*    Annualized.

**   Total return and portfolio turnover have not been annualized.

+ Prior to May 1, 2000, the PBHG Select Value Portfolio was named the PBHG Large Cap Value Portfolio.

(1) The PBHG Growth II and PBHG Technology & Communication Portfolios commenced operations on April 30, 1997.

(2)  The PBHG Select 20 Portfolio commenced operations on September 25, 1997.

(3) The PBHG Select Value and PBHG Small Cap Value Portfolios commenced operations on October 28, 1997.

(4)  Per share  calculations were performed using average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.


                                                  Ratio of Net
                                                 Income (Loss)
                                                   to Average
                                                   Net Assets        Portfolio
                                                   (Excluding        Turnover
                                                    Waivers)           Rate
     PBHG GROWTH II PORTFOLIO
     2000                                            (0.42)%          145.87%
     1999(4)                                         (0.38)%          236.82%
     1998                                            (0.98)%          228.09%
     1997(1)                                         (3.29)%*          44.57%**

     PBHG SELECT VALUE PORTFOLIO+
     2000                                             1.30%         1,137.60%
     1999                                             0.84%           927.02%
     1998                                             0.20%           635.10%
     1997(3)                                         (5.13)%*          68.93%**

     PBHG SMALL CAP VALUE PORTFOLIO
     2000                                             0.27%           185.66%
     1999                                            (0.29)%          277.95%
     1998                                            (0.41)%          293.90%
     1997(3)                                         (1.03)%*          41.14%**

     PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
     2000                                            (0.77)%          311.59%
     1999(4)                                         (0.64)%          273.76%
     1998                                            (0.91)%          264.58%
     1997(1)                                         (3.52)%*          69.34%**

     PBHG SELECT 20 PORTFOLIO
     2000                                            (0.33)%          138.94%
     1999                                            (0.46)%          139.05%
     1998                                            (0.19)%           48.79%
     1997(2)                                         (1.65)%*          18.53%***


                                 [GRAPHIC] | 21

                      This page intentionally left blank.



                                 [GRAPHIC] | 22

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL
INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229

TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------

PBHG-ISF Prospectus 5/2001


                                 [GRAPHIC] |

[GRAPHIC]       PBHG
                FUNDS

                INSURANCE SERIES FUND
                PROSPECTUS MAY 1, 2001

                o  PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

The Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, the Portfolio is designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Portfolio may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help the Portfolio achieve its goal. However, there is no guarantee that the Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in the Portfolio and as a shareholder in the Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolio, please refer to the back cover of this Prospectus.

            CONTENTS
            PORTFOLIO SUMMARY                                                2
                     PBHG Technology & Communications Portfolio

            MORE ABOUT THE PORTFOLIO                                         4
            THE INVESTMENT ADVISER                                           8
            YOUR INVESTMENT                                                 10
                     Pricing Portfolio Shares
                     buying and Selling Portfolio Shares
                     Distributions and Taxes
                     Potential Conflicts of Interest

            FINANCIAL HIGHLIGHTS                                            12



                                  GRAPHIC | 1

PBHG TECHNOLOGY & COMMUNICATIONS

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within these sectors. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.


FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIO SECTION BEGINNING ON PAGE 4.


                                  GRAPHIC | 2

PORTFOLIO

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             2000             -42.17%
                             1999             234.38%
                             1998              32.20%

                                  BEST QUARTER
                   4th Quarter 1999              108.57%

                                 WORST QUARTER

                   4th Quarter 2000              -49.86%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00
--------------------------------------------------------------------------------
                                 PAST          SINCE INCEPTION
                                 1 YEAR           (4/30/97)
Technology &
Communications Portfolio        -42.12%             30.56%

Soundview
Technology Index                -27.35%             31.01%

Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ...............................................None
Maximum Deferred Sales Charge (Load) ....................................None

Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ..................................None

Redemption Fee ..........................................................None
Exchange Fee ............................................................None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ........................................................0.85%
Distribution and/or Services (12b-1) Fees ..............................None
Other Expenses .........................................................0.19%
Total Annual Fund Operating Expenses ...................................1.04%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election during the fiscal year ended December 31, 2000.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                            1 Year            $106
                            3 Years           $331
                            5 Years           $574
                            10 Years          $1,271


                                  GRAPHIC | 3

MORE ABOUT THE PORTFOLIO

RISKS & RETURNS:

The table set forth on the following pages describes the main investment strategies described in the Portfolio Summary section of this Prospectus in greater detail. From time to time, the Portfolio employs other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

The Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing.These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit the Portfolio's losses, they can prevent the Portfolio from achieving its investment goal.

The Portfolio is actively managed, which means the Portfolio's manager may frequently buy and sell securities. Frequent trading increases the Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. The Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.


POTENTIAL RISKS:

o Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, the Portfolio intends to remain fully invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance the Portfolio's performance.


                                  GRAPHIC | 4

--------------------------------------------------------------------------------
GROWTH SECURITIES
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities

o    Growth securities may appreciate faster than non-growth  securities

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities.

o In managing the Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.



                                  GRAPHIC | 5

--------------------------------------------------------------------------------
TECHNOLOGY COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

POLICIES TO BALANCE RISKS & RETURNS:

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sectors, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sectors.


--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for the Portfolio.

o    OTC  securities  may  appreciate  faster  than  exchange-traded  securities
     because   they   are    typically    securities    of   younger,    growing
     companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Portfolio's performance.



                                  GRAPHIC | 6

--------------------------------------------------------------------------------
FOREIGN SECURITIES
--------------------------------------------------------------------------------

Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolio.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential perform-ance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio limits the amount of total assets it invests in foreign securities to 15%.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    The Portfolio may have difficulty valuing these securities precisely.

o The Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio may not invest more than 15% of its net assets in illiquid securities.

o With the exception of the Technology & Communications Portfolio, each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.



                                  GRAPHIC | 7

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for the Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $13 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Technology & Communications Portfolio. The Portfolio's Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

--------------------------------------------------------------------------------
INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.
--------------------------------------------------------------------------------

For the fiscal year ended December 31, 2000, the management fee paid by the Portfolio was 0.85% of its average daily net assets.


                                  GRAPHIC | 8

PORTFOLIO MANAGER

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Pilgrim Baxter's technology team, led by Michael Ma, who currently manages the PBHG Global Technology & Communications Fund of The PBHG Funds, Inc., has managed the Technology & Communications Portfolio since March 21, 2001. Mr. Ma joined Pilgrim Baxter in October, 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years at United States Trust Company of New York, initially as a research assistant concentrating on the technology sector and subsequently as a portfolio manager.


                                  GRAPHIC | 9

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of the Portfolio's  shares is based on the Portfolio's net asset value
(NAV). The Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange.

Portfolio shares are not priced on days that the New York Stock Exchange is closed.

The Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolio's Board of Trustees. If the Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. The Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

The Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of the Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for the Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolio's Board of Trustees monitors the Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in the Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of the Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                  GRAPHIC | 10

                      THIS PAGE INTENTIONALLY LEFT BLANK.


                                  GRAPHIC | 11

FINANCIAL HIGHLIGHTS

The Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

        FOR THE PERIOD ENDED DECEMBER 31, 2000
        FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD


                       Net                                                                      Net
                      Asset                    Realized and    Distributions  Distributions    Asset
                      Value         Net         Unrealized       from Net         from         Value
                    Beginning   Investment    Gains or Losses   Investment      Capital         End
                    of Period  Income (Loss)   on Securities      Income          Gains      of Period

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
2000                 $ 46.01    $(0.34)         $(17.29)            --        $(3.61)          $ 24.77
1999(2)                13.76     (0.13)           32.38             --            --             46.01
1998                   10.41     (0.04)            3.39             --            --             13.76
1997(1)                10.00       --              0.41             --            --             10.41

(1)  The PBHG Technology & Communication Portfolio commenced operations on April
     30, 1997.

(2)  Per share calculations were performed using average shares for the period.
     Amounts designated as "--" are either $0 or have been rounded to $0.



                                  GRAPHIC | 12

                                                                               Ratio      Ratio of Net
                                     Net                                    of Expenses  Income (Loss)
                                    Assets         Ratio      Ratio of Net   to Average   to Average
                                      End       of Expenses   Income (Loss)  Net Assets   Net Assets    Portfolio
                      Total        of Period    to Average     to Average    (Excluding   (Excluding    Turnover
                      Return         (000)      Net Assets     Net Assets     Waivers)     Waivers)       Rate

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
2000                 (42.12)%     $1,160,087      1.04%        (0.77)%        1.04%       (0.77)%       311.59%
1999(2)               234.38%      1,635,448      1.09%        (0.64)%        1.09%       (0.64)%       273.76%
1998                   32.20%         32,493      1.20%        (0.55)%        1.56%       (0.91)%       264.58%
1997(1)                 4.10%**        9,117      1.20%*        0.37%*        5.09%*      (3.52)%*       69.34%**

*    Annualized.

**   Total return and portfolio turnover have not been annualized.

(1)  The PBHG Technology & Communication Portfolio commenced operations on April
     30, 1997.

(2)  Per share calculations were performed using average shares for the period.
     Amounts designated as "--" are either $0 or have been rounded to $0.




                                  GRAPHIC | 13

FOR MORE INFORMATION

For investors who want more information about the Portfolio, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolio and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolio and its investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year or half-year.

Copies of the current versions of these documents, along with other information about the Portfolio, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229

TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.


--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------


                                  GRAPHIC | 14

[GRAPHIC]  PBHG FUNDS

           Insurance Series Fund
           Prospectus May 1, 2001

           o    PBHG SELECT 20 PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

An Introduction to PBHG Insurance Series Fund and this Prospectus:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

The Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, the Portfolio is designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Portfolio may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help the Portfolio achieve its goal. However, there is no guarantee that the Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in the Portfolio and as a shareholder in the Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolio, please refer to the back cover of this Prospectus.


         CONTENTS
         PORTFOLIO SUMMARY                                       2
                    PBHG SELECT 20 PORTFOLIO

         MORE ABOUT THE PORTFOLIO                                4
         THE INVESTMENT ADVISER                                  8
         YOUR INVESTMENT                                        10


                    Pricing Portfolio Shares
                    Buying and Selling Portfolio Shares
                    Distributions and Taxes
                    Potential Conflicts of Interest

         FINANCIAL HIGHLIGHTS                                   12


                                 [GRAPHIC] | 1

PBHG SELECT 20 PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Portfolio's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Select 20 Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             2000             -23.87%
                             1999             100.61%
                             1998              62.52%


                                  BEST QUARTER
                   4th Quarter 1999                       74.31%

                                  WORST QUARTER
                   4th Quarter 2000                      -33.70%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                           PAST              SINCE INCEPTION
                           1 YEAR              (9/25/97)
--------------------------------------------------------------------------------
Select 20 Portfolio       -23.87%                32.19%

S&P 500(R)Index             -9.11%               12.24% *

*The  S&P  500(R)  Index  since  inception  return  is  as of  9/30/97.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT TRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIO SECTION BEGINNING ON PAGE 4.


                                 [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ................................................ None
Maximum Deferred Sales Charge (Load) ..................................... None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ................................... None
Redemption Fee ........................................................... None
Exchange Fee ............................................................. None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................... 0.85%
Distribution and/or Services(12b-1) Fees ................................  None
Other Expenses .......................................................... 0.17%
Total Annual Fund Operating Expenses .................................... 1.02%*


* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2000.


EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                            1 Year              $104
                            3 Years             $325
                            5 Years             $563
                            10 Years          $1,248



                                 [GRAPHIC] | 3

MORE ABOUT THE PORTFOLIO

RISKS & RETURNS:

The table set forth on the following pages describes the main investment strategies described in the Portfolio Summary section of this Prospectus in greater detail. From time to time, the Portfolio employs other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

The Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing.These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit the Portfolio's losses, they can prevent the Portfolio from achieving its investment goal.

The Portfolio is actively managed, which means the Portfolio's manager may frequently buy and sell securities. Frequent trading increases the Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. The Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focus on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, the Portfolio intends to remain fully invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance the Portfolio's performance.


                                 [GRAPHIC] | 4

--------------------------------------------------------------------------------
GROWTH SECURITIES
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities

o    Growth securities may appreciate faster than non-growth  securities

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities.

o In managing the Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL  RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.


                                 [GRAPHIC] | 5

--------------------------------------------------------------------------------
TECHNOLOGY COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

--------------------------------------------------------------------------------
SECURITIES
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL  RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for the Portfolio.

o    OTC  securities  may  appreciate  faster  than  exchange-traded  securities
     because   they   are    typically    securities    of   younger,    growing
     companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Portfolio's performance.



                                 [GRAPHIC] | 6

--------------------------------------------------------------------------------
Securities
--------------------------------------------------------------------------------

Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolio.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential perform-ance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio limits the amount of total assets it invests in foreign securities to 15%.

--------------------------------------------------------------------------------
SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    The Portfolio may have difficulty valuing these securities precisely.

o The Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio may not invest more than 15% of its net assets in illiquid securities.


                                 [GRAPHIC] | 7

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for the Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $13 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Portfolio. The Portfolio's Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

--------------------------------------------------------------------------------
INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a
portfolio  of  investments  with  strong  growth   characteristics.
--------------------------------------------------------------------------------


For the fiscal year ended December 31, 2000, the management fee paid by the Portfolio was 0.85% of its average daily net assets.



                                 [GRAPHIC] | 8

PORTFOLIO MANAGER

SELECT 20 PORTFOLIO

Michael S. Sutton, CFA, has managed the PBHG Select 20 Portfolio since November, 1999. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.



                                 [GRAPHIC] | 9

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of the Portfolio's  shares is based on the Portfolio's net asset value
(NAV). The Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange.

Portfolio shares are not priced on days that the New York Stock Exchange is closed.

The Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolio's Board of Trustees. If the Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. The Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

The Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of the Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for the Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolio's Board of Trustees monitors the Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in the Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of the Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 10

                      THIS PAGE INTENTIONALLY LEFT BLANK.


                                 [GRAPHIC] | 11

FINANCIAL HIGHLIGHTS

The Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.


        FOR THE PERIOD ENDED DECEMBER 31, 2000
        FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                   Net                                                                                Net
                                  Asset                            Realized and       Distributions Distributions    Asset
                                  Value             Net             Unrealized           from Net       from         Value
                                Beginning       Investment        Gains or Losses       Investment    Capital         End
                                of Period      Income (Loss)       on Securities          Income        Gains      of Period
PBHGSELECT 20 PORTFOLIO
2000                             $32.70          $(0.09)             $(7.12)                --         $(1.86)      $23.63
1999                              16.30           (0.08)              16.48                 --             --        32.70
1998                              10.03           (0.01)               6.28                 --             --        16.30
1997(1)                           10.00              --                0.03                 --             --        10.03


*    Annualized.
**   Total return and portfolio turnover have not been annualized.
(1) The PBHG Select 20 Portfolio commenced operations on September 25, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.



                                 [GRAPHIC] | 12

                                                                                       Ratio      Ratio of Net
                                            Net                                     of Expenses   Income (Loss)
                                           Assets      Ratio       Ratio of Net     to Average     to Average
                                            End     of Expenses    Income (Loss)    Net Assets     Net Assets       Portfolio
                             Total       of Period   to Average     to Average      (Excluding     (Excluding       Turnover
                             Return        (000)     Net Assets     Net Assets       Waivers)       Waivers)          Rate

PBHG Select 20 Portfolio
2000                        (23.87)%     $669,739        1.02%        (0.33)%           1.02%         (0.33)%        138.94%
1999                        100.61%       753,572        1.05%        (0.46)%           1.05%         (0.46)%        139.05%
1998                         62.52%       317,926        1.20%        (0.18)%           1.21%         (0.19)%         48.79%
1997(1)                       0.30%**       7,617        1.20%*        0.51%*           3.36%*        (1.65)%*        18.53%**





                                 [GRAPHIC] | 13

FOR MORE INFORMATION

For   investors  who  want  more  information  about  the
Portfolio, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolio and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolio and its investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year or half-year.

Copies of the current versions of these documents, along with other information about the Portfolio, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229

TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------



                                 [GRAPHIC] |

[GRAPHIC]       PBHG
                FUNDS

                INSURANCE SERIES FUND
                PROSPECTUS MAY 1, 2001

                o  PBHG SMALL CAP GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

The Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, the Portfolio is designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term.

The Portfolio may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help the Portfolio achieve its goal. However, there is no guarantee that the Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in the Portfolio and as a shareholder in the Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolio, please refer to the back cover of this Prospectus.

            CONTENTS
            PORTFOLIO SUMMARY                                                2
                     PBHG Small Cap Growth Portfolio

            MORE ABOUT THE PORTFOLIO                                         4
            THE INVESTMENT ADVISER                                           8
            YOUR INVESTMENT                                                 10
                     Pricing Portfolio Shares
                     Buying and Selling Portfolio Shares
                     Distributions and Taxes
                     Potential Conflicts of Interest

            COMPARATIVE PERFORMANCE                                         11



                                  [GRAPHIC] | 1

PBHG SMALL CAP GROWTH PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues under $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

Performance information for the Portfolio will be presented once the Portfolio has completed investment operations for a full calendar year.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIO SECTION BEGINNING ON PAGE 4.


                                  [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ..............................................None
Maximum Deferred Sales Charge (Load) ...................................None

Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions .................................None
Redemption Fee .........................................................None
Exchange Fee ...........................................................None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ........................................................0.85%
Distribution and/or Services (12b-1) Fees ..............................None
Other Expenses .........................................................0.80%*
Total Annual Fund Operating Expenses ...................................1.65%
Fee Waiver (and/or Expense Reimbursement) ..............................0.45%
Net Expenses ...........................................................1.20%**


* Since the Portfolio was not operating as of the close of the fiscal year ended December 31, 2000, "Other Expenses" is based on estimated amounts the Portfolio expects to pay during the current fiscal year.

**These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one-year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                             1 Year           $122
                             3 Years          $476


                                  [GRAPHIC] | 3

MORE ABOUT THE PORTFOLIO

RISKS & RETURNS:

The table set forth on the following pages describes the main investment strategies described in the Portfolio Summary section of this Prospectus in greater detail. From time to time, the Portfolio employs other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

The Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing.These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit the Portfolio's losses, they can prevent the Portfolio from achieving its investment goal.

The Portfolio is actively managed, which means the Portfolio's manager may frequently buy and sell securities. Frequent trading increases the Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. The Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, the Portfolio intends to remain fully invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance the Portfolio's performance.



                                  [GRAPHIC] | 4

--------------------------------------------------------------------------------
GROWTH SECURITIES
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities

o    Growth securities may appreciate faster than non-growth  securities

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities.

o In managing the Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES  TO BALANCE RISKS & RETURNS:

o    See Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.


                                  [GRAPHIC] | 5

--------------------------------------------------------------------------------
TECHNOLOGY COMPANY SECURITIES
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

--------------------------------------------------------------------------------
OTC SECURITIES
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for the Portfolio.

o    OTC  securities  may  appreciate  faster  than  exchange-traded  securities
     because   they   are    typically    securities    of   younger,    growing
     companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Portfolio's performance.


                                  [GRAPHIC] | 6

--------------------------------------------------------------------------------
FOREIGN SECURITIES
--------------------------------------------------------------------------------

Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolio.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential perform-ance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio limits the amount of total assets it invests in foreign securities to 15%.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    The Portfolio may have difficulty valuing these securities precisely.

o The Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio may not invest more than 15% of its net assets in illiquid securities.



                                  [GRAPHIC] | 7

THE  INVESTMENT ADVISER

THE  INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for the Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $13 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Small Cap Growth Portfolio. The Portfolio's Board of Trustees supervises Pilgrim
Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

--------------------------------------------------------------------------------
INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a
portfolio  of  investments  with  strong  growth   characteristics.

The Small Cap Growth Portfolio did not begin investment operations until May 1, 2001. As investment adviser to the Small Cap Growth Portfolio, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.85% of the Portfolio's average daily net assets.
--------------------------------------------------------------------------------


                                  [GRAPHIC] | 8

PORTFOLIO MANAGER

SMALL CAP GROWTH PORTFOLIO

Peter J. Niedland, CFA, has managed the PBHG Small Cap Growth Portfolio since its inception on May 1, 2001. Mr. Neidland joined Pilgrim Baxter's Growth Equity Investment team in 1993.


                                  [GRAPHIC] | 9

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of the Portfolio's  shares is based on the Portfolio's net asset value
(NAV). The Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange.

Portfolio shares are not priced on days that the New York Stock Exchange is closed.

The Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolio's Board of Trustees. If the Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. The Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

The Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of the Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for the Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolio's Board of Trustees monitors the Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in the Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of the Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                  [GRAPHIC] | 10

COMPARATIVE PERFORMANCE

The PBHG Small Cap Growth Portfolio is newly organized and does not have its own performance record. However, the Portfolio has the same investment objective and follows substantially the same investment strategies and has substantially the same investment policies as the Variable Investors Series Trust Small Cap Growth Portfolio (the "VIST Small Cap Growth Portfolio"). Both the PBHG Small Cap Growth Portfolio and the VIST Small Cap Growth Portfolio are series of mutual funds available through variable annuity contracts and variable life insurance policies offered by participating insurance companies. In addition, Pilgrim Baxter has been responsible for the day-to-day management of the VIST Small Cap Growth Portfolio since its inception. Pilgrim Baxter does not currently manage any other mutual fund or separate account that has the same investment objective and substantially similar investment strategies and policies as the PBHG Small Cap Growth Portfolio and VIST Small Cap Growth Portfolio.

Set forth below is the historical performance of the VIST Small Cap Growth Portfolio. Investors should not consider the performance data of the VIST Small Cap Growth Portfolio as an indication of the future performance of the Portfolio. This performance is presented to provide investors with additional information upon which to base their investment decision. Small cap growth performance can be volatile and should be evaluated over a multi-year period. The performance data shown below reflects the deduction of the historical fees and expenses paid by the VIST Small Cap Growth Portfolio and not those to be paid by the PBHG Small Cap Growth Portfolio. After giving effect to expense limitations described in each Portfolio's prospectus, the total annual operating expenses of PBHG Small Cap Growth Portfolio will not exceed 1.20%, during the fiscal year ending December 31, 2001, whereas the total annual operating expenses of the VIST Small Cap Growth Portfolio were 1.35% as of December 31, 2000. The performance data also does not reflect the deduction of any insurance fees or charges that are imposed by the participating insurance company in connection with its sale of the variable annuity contracts and variable life insurance policies. Investors should refer to the separate account prospectus describing the variable annuity contracts and variable life insurance policies for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the both the PBHG Small Cap Growth Portfolio and the VIST Small Cap Growth Portfolio (together, the "Portfolios"). Additionally, although it is anticipated that the Portfolios will hold similar securities, their investment results are expected to differ, however, it is not anticipated that the differences, if any, will have a material impact on performance. In particular, differences in asset size and cash flow resulting from purchases and redemptions of the Portfolios' shares will result in different security selections, differences in the relative weightings of securities and differences in the prices paid for particular portfolio holdings. In addition, investments may have been made for the Portfolios' during varying market conditions. The performance data shown reflects the reinvestment of dividends and distributions and were calculated in the same manner that will be used by the PBHG Small Cap Growth Portfolio to calculate its own performance.

                       AVERAGE ANNUALIZED TOTAL RETURNS AS
                                    12/31/00
                       FOR VIST SMALL CAP GROWTH PORTFOLIO

                                              SINCE
                                            INCEPTION
1 Year                  5 Years              (5/5/95)
---------------------------------------------------------

(15.10%)                13.79%                17.42%



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                                  [GRAPHIC] | 12

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                                  [GRAPHIC] | 13

FOR MORE INFORMATION

For investors who want more information about the Portfolio, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolio and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolio and its investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year or half-year.

Copies of the current versions of these documents, along with other information about the Portfolio, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229

TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------


                                  [GRAPHIC] |

[GRAPHIC]  PBHG
           FUNDS

           Insurance Series Fund
           Prospectus May 1, 2001

          o PBHG GROWTH II PORTFOLIO

          o PBHG SELECT VALUE PORTFOLIO

          o PBHG MID-CAP VALUE PORTFOLIO

          o PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

An Introduction to PBHG Insurance Series Fund and this Prospectus:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of Pilgrim Baxter, is the sub-adviser for the Mid-Cap Value and Select Value Portfolios. Pilgrim Baxter and Value Investors invest Portfolio assets in a way that they believe will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.


            CONTENTS
            PORTFOLIO SUMMARIES                                               2
                          PBHG Growth II Portfolio
                          PBHG Select Value Portfolio
                          PBHG Mid-Cap Value Portfolio
                          PBHG Technology & Communications Portfolio

            MORE ABOUT THE PORTFOLIOS                                        10
            THE INVESTMENT ADVISER AND SUB-ADVISER                           15
            YOUR INVESTMENT                                                  17
                          Pricing Portfolio Shares
                          Buying and Selling Portfolio Shares
                          Distributions and Taxes
                          Potential Conflicts of Interest


            FINANCIAL HIGHLIGHTS                                             18



                                 [GRAPHIC] | 1

PBHG GROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues between $500 million and $10 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of the 800 smallest stocks in the Russell 1000(R) Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000            -16.67%
                              1999             98.19%
                              1998              8.19%

                                  BEST QUARTER
                 4th Quarter 1999                      49.97%
                                  WORST QUARTER
                 4th Quarter 2000                     -35.23%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                           PAST                 SINCE INCEPTION
                           1 YEAR                  (4/30/97)
--------------------------------------------------------------------------------
Growth II Portfolio       -16.67%                    19.44%

Russell Midcap(R)
Growth Index              -11.75%                    20.04%


FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 10.


                                 [GRAPHIC] | 2

FEES AND  EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases .............................................. None
Maximum Deferred Sales Charge (Load) ................................... None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends (and Other Distributions) ............................... None
Redemption Fee ......................................................... None
Exchange Fee ........................................................... None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
-------------------------------------------------------------------------------
Management Fees ....................................................... 0.85%
Distribution and/or Services (12b-1) Fees .............................  None
Other Expenses ........................................................ 0.20%
Total Annual Fund Operating Expenses .................................. 1.05%*

*These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $50,092 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $393 million.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                            1 Year              $107
                            3 Years             $334
                            5 Years             $579
                            10 Years          $1,283


                                 [GRAPHIC] | 3

PBHG SELECT VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The Portfolio invests in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than fund that does not invest in a limited number of stocks.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000          17.88%
                              1999           8.89%
                              1998          37.96%

                                  BEST QUARTER
                4th Quarter 1998                      29.59%
                                  WORST QUARTER
                3rd Quarter 1998                      -7.54%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                               PAST              SINCE INCEPTION
                              1 YEAR                (10/28/97)
--------------------------------------------------------------------------------
Select
Value Portfolio              17.88%                  21.29%

S&P 500(R) Index             -9.11%                  13.80%*

*    The S&P 500 Index since inception return is as of 10/31/97.

Prior to May 1, 2000, the Portfolio was named the PBHG Large Cap Value Portfolio and was not limited in the number of stocks it could hold. Therefore, the Portfolio's performance prior to May 1, 2000 may not be indicative of how it will perform in the future.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 10.


                                 [GRAPHIC] | 4

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ............................................... None
Maximum Deferred Sales Charge (Load) .................................... None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions .................................. None
Redemption Fee .......................................................... None
Exchange Fee ............................................................ None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
-------------------------------------------------------------------------------
Management Fees ........................................................ 0.65%
Distribution and/or Services (12b-1) Fees ..............................  None
Other Expenses ......................................................... 0.32%
Total Annual Fund Operating Expenses ................................... 0.97%*


* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $36,853 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $93 million.


EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                            1 Year               $99
                            3 Years             $309
                            5 Years             $536
                            10 Years          $1,190



                                 [GRAPHIC] | 5

PBHG MID-CAP VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P MidCap 400(TM) Index.
Currently, the companies in the S&P MidCap 400(TM) Index have market capitalizations between $108 million and $10 billion. The valUE securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value
Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Portfolio's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the S&P MidCap 400(TM) Index.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Portfolio may never reacH what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the S&P MidCap 400(TM) Index, a widely recognized, unmanagED index that tracks the performance of 400 mid-cap stocks, and the S&P BARRA MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2000       28.47%
                                1999       25.66%

                                  BEST QUARTER
                 4th Quarter 1999                      16.07%
                                  WORST QUARTER
                3rd Quarter 1999                      -6.41%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                                 PAST              SINCE INCEPTION
                                 1 YEAR               (11/30/98)
--------------------------------------------------------------------------------
Mid-Cap
Value Portfolio                  28.47%                32.23%

S&P MidCap
400(TM)Index                     17.50%                21.91%

S&P BARRA MidCap
Value Index                     27.84%                16.17%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 10.


                                 [GRAPHIC] | 6

FEES AND  EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ............................................. None
Maximum Deferred Sales Charge (Load) .................................. None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ................................ None
Redemption Fee ........................................................ None
Exchange Fee .......................................................... None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
-------------------------------------------------------------------------------
Management Fees ...................................................... 0.85%
Distribution and/or Services (12b-1) Fees ............................  None
Other Expenses ....................................................... 3.67%
Total Annual Fund Operating Expenses ................................. 4.52%
Less:  Fee Waiver (and/or Expense Reimbursement) ..................... 3.32%
Net Expenses ......................................................... 1.20%*


* This is the actual total fund operating expense you should expect to pay as an investor in this Portfolio for the fiscal year ended December 31, 2001. That's because for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one- and two-year periods and total annual fund operating expenses without expense waivers for years three through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                            1 Year              $122
                            3 Years             $737
                            5 Years           $1,721
                            10 Years          $4,221


                                 [GRAPHIC] | 7

PBHG TECHNOLOGY & COMMUNICATIONS

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within these sectors. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 10.


                                 [GRAPHIC] | 8

PORTFOLIO

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             2000             -42.12%
                             1999             234.38%
                             1998              32.20%

                                  BEST QUARTER
                   4th Quarter 1999               108.57%
                                  WORST QUARTER
                   4th Quarter 2000               -49.86%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                                 PAST        SINCE INCEPTION
                                1 YEAR       (4/30/97)
--------------------------------------------------------------------------------
Technology &
Communications Portfolio       -42.12%         30.56%

Soundview
Technology Index               -27.35%         31.01%

Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
Shareholder Transaction Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ............................................ None
Maximum Deferred Sales Charge (Load) ................................. None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ............................... None
Redemption Fee ....................................................... None
Exchange Fee ......................................................... None
ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
-------------------------------------------------------------------------------
Management Fees .................................................... 0.85%
Distribution and/or Services (12b-1) Fees ..........................  None
Other Expenses ..................................................... 0.19%
Total Annual Fund Operating Expenses ............................... 1.04%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election during the fiscal year ended December 31, 2000.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                            1 Year              $106
                            3 Years             $331
                            5 Years             $574
                            10 Years          $1,271


                                 [GRAPHIC] | 9

MORE ABOUT THE PORTFOLIOS

RISKS & RETURNS:

The table set forth on the following pages describes the main investment strategies described in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing.These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.


--------------------------------------------------------------------------------
SECURITIES
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter and Value Investors maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations.

o    Under  normal  circumstances,   each  Portfolio  intends  to  remain  fully
     invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter and Value Investors focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Portfolio's performance.


                                 [GRAPHIC] | 10

--------------------------------------------------------------------------------
GROWTH SECURITIES
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities

o    Growth securities may appreciate faster than non-growth securities

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities.

o In managing a Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
VALUE SECURITIES
--------------------------------------------------------------------------------

Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS:

o    See Securities.

o Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

o The value securities in the Portfolio may never reach what Value Investors believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities.

o Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities.

o In managing a Portfolio, Value Investors uses its own research, computer models and measures of value.

o Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.


                                 [GRAPHIC] | 11

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities/Growth Securities/Value Securities.

o Pilgrim Baxter and Value Investors focus on small and medium sized companies with strong balance sheets that they expect to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

POLICIES TO BALANCE RISKS & RETURNS:

o With the exception of the Technology & Communications Portfolio, each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sectors, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sectors.


                                 [GRAPHIC] | 12

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if a Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for a Portfolio.

o    OTC  securities  may  appreciate  faster  than  exchange-traded  securities
     because   they   are    typically    securities    of   younger,    growing
     companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter and Value Investors use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential perform-ance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio limits the amount of total assets it invests in foreign securities to 15%.


                                 [GRAPHIC] | 13

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities  that do not have a ready  market  and cannot be easily  sold  within
seven  days  at   approximately   the  price  that  the   Portfolio  has  valued
them.

POTENTIAL RISKS:

o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.


                                 [GRAPHIC] | 14

THE INVESTMENT ADVISER AND SUB-ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $13 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.


Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II and Technology & Communications Portfolios and oversees the investment decisions made by Value Investors as sub-adviser for the Mid-Cap Value and Select Value Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and Value Investors and establishes policies that Pilgrim Baxter and Value Investors must follow in their day-to-day management activities.

--------------------------------------------------------------------------------
INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a
portfolio  of  investments  with  strong  growth   characteristics.
--------------------------------------------------------------------------------

THE SUB-ADVISER:

Pilgrim Baxter Value Investors, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is a wholly owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $1 billion for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Mid-Cap Value and Select Value Portfolios, Value Investors first creates a universe of more than 8,000 companies whose current share prices seem lower than their current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

For the fiscal year ended December 31, 2000, Pilgrim Baxter waived a portion of its fee for the Mid-Cap Value Portfolio so that the effective management fee paid by each of the following Portfolios was as follows:

PBHG GROWTH II  PORTFOLIO                            0.85%
PBHG SELECT VALUE PORTFOLIO                          0.65%
PBHG MID-CAP VALUE PORTFOLIO                           -0-
PBHG TECHNOLOGY & COMMUNICATIONS
         PORTFOLIO                                   0.85%

As sub-adviser to the Mid-Cap Value and Select Value Portfolios, Value Investors is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each of these Portfolios.


                                 [GRAPHIC] | 15

PORTFOLIO MANAGERS

GROWTH II PORTFOLIO

A team of investment professionals led by Gary L. Pilgrim, CFA, has managed the Growth II Portfolio since March 21, 2001. Mr. Pilgrim is the President and Chief Investment Officer of the Adviser and has been a growth stock manager for over 30 years.

SELECT VALUE PORTFOLIO

Raymond J. McCaffrey, CFA, has managed the PBHG Select Value Portfolio since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr. McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. His 11 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

MID-CAP VALUE PORTFOLIO

Jerome J. Heppelmann, CFA, has managed the PBHG Mid-Cap Value Portfolio since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Value Investors Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Pilgrim Baxter's technology team, led by Michael Ma, who currently manages the PBHG Global Technology & Communications Fund of The PBHG Funds, Inc., has managed the Technology & Communications Portfolio since March 21, 2001. Mr. Ma joined Pilgrim Baxter in October, 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years at United States Trust Company of New York, initially as a research assistant concentrating on the technology sector and subsequently as a portfolio manager.



                                 [GRAPHIC] | 16

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of a Portfolio's  shares is based on that  Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange.

Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 17

FINANCIAL  Highlights

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

        FOR THE PERIOD ENDED DECEMBER 31, 2000
        FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                   Net
                                  Asset                    Realized and    Distributions  Distributions    Asset
                                  Value          Net        Unrealized        from Net       from         Value
                                Beginning    Investment   Gains or Losses    Investment    Capital         End
                                of Period   Income (Loss)  on Securities       Income        Gains      of Period
PBHG GROWTH II PORTFOLIO
2000                              $23.05      $(0.06)        $ (3.62)            --         $(0.49)       $18.88
1999(4)                            11.63       (0.04)          11.46             --            --          23.05
1998                               10.75       (0.06)           0.94             --            --          11.63
1997(1)                            10.00         --             0.75             --            --          10.75

PBHG SELECT VALUE PORTFOLIO+

2000                              $15.19      $ 0.07         $  2.54          $(0.09)       $(1.58)       $16.13
1999                               14.27        0.13            1.13             --          (0.34)        15.19
1998                               10.43       (0.02)           3.98           (0.04)        (0.08)        14.27
1997(2)                            10.00        0.02            0.41             --            --          10.43

PBHG MID-CAP VALUE PORTFOLIO
2000                              $11.92      $ 0.02         $  3.34          $(0.04)       $(2.75)       $12.49
1999                               11.10        0.02            2.75             --          (1.95)        11.92
1998(3)                            10.00         --             1.10             --            --          11.10

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
2000                              $46.01      $(0.34)        $(17.29)            --         $(3.61)       $24.77
1999(4)                            13.76       (0.13)          32.38             --            --          46.01
1998                               10.41       (0.04)           3.39             --            --          13.76
1997(1)                            10.00         --             0.41             --            --          10.41


(1) The PBHG Growth II and PBHG Technology & Communication Portfolios commenced operations on April 30, 1997.

(2)  The PBHG Select Value Portfolio commenced operations on October 28, 1997.

(3)  The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.

(4) Per share calculations were performed using average shares for the period. Amounts designated as "--" are either $0 or have been rounded to $0.




                                 [GRAPHIC] | 18

                                                                                          Ratio         Ratio of Net
                                              Net                                       of Expenses     Income (loss)
                                             Assets        Ratio        Ratio of Net    to Average       to Average
                                              End       of Expenses     Income (Loss)   Net Assets       Net Assets    Portfolio
                                  Total     of Period    to Average       to Average    (Excluding       (Excluding    Turnover
                                  Return      (000)      Net Assets       Net Assets      Waivers)         Waivers)       Rate
PBHG GROWTH II PORTFOLIO
2000                             (16.67)%  $  368,948      1.05%          (0.42)%          1.05%           (0.42)%      145.87%
1999(4)                           98.19%      178,602      1.20%          (0.38)%          1.20%           (0.38)%      236.82%
1998                               8.19%       18,321      1.20%          (0.64)%          1.54%           (0.98)%      228.09%
1997(1)                            7.50%**     10,236      1.20%*         (0.11)%*         4.38%*          (3.29)%*      44.57%**

PBHG SELECT VALUE PORTFOLIO+

2000                              17.88%   $  118,669      0.97%           1.30%           0.97%           1.30%     1,137.60%
1999                               8.89%       39,972      0.95%           0.84%           0.95%           0.84%       927.02%
1998                              37.96%       22,286      1.00%           0.67%           1.47%           0.20%       635.10%
1997(2)                            4.30%**      1,560      1.00%*          1.91%*          8.04%*          (5.13)%*      68.93%**

PBHG MID-CAP VALUE PORTFOLIO
2000                              28.47%   $      896      1.20%           0.19%           4.52%           (3.13)%      260.64%
1999                              25.66%          698      1.20%           0.15%           5.89%           (4.54)%      906.69%
1998(3)                           11.00%**        555      1.20%*          0.26%*          4.13%*          (2.67)%*      72.32%**

PBHG TECHNOLOGY & COMMUNICATION
2000                             (42.12)%  $1,160,087      1.04%          (0.77)%          1.04%           (0.77)%      311.59%
1999(4)                          234.38%    1,635,448      1.09%          (0.64)%          1.09%           (0.64)%      273.76%
1998                              32.20%       32,493      1.20%          (0.55)%          1.56%           (0.91)%      264.58%
1997(1)                            4.10%**      9,117      1.20%*          0.37%*          5.09%*          (3.52)%*      69.34%**

*    Annualized.

**   Total return and portfolio turnover have not been annualized.

+ Prior to May 1, 2000, the PBHG Select Value Portfolio was named the PBHG Large Cap Value Portfolio.

(1) The PBHG Growth II and PBHG Technology & Communication Portfolios commenced operations on April 30, 1997.

(2)  The PBHG Select Value Portfolio commenced operations on October 28, 1997.

(3)  The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.

(4) Per share calculations were performed using average shares for the period. Amounts designated as "--" are either $0 or have been rounded to $0.



                                 [GRAPHIC] | 19

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229

TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------

[GRAPHIC]       PBHG
                FUNDS

                INSURANCE SERIES FUND
                PROSPECTUS MAY 1, 2001

                o  PBHG LARGE CAP GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

The Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, the Portfolio is designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Portfolio may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help the Portfolio achieve its goal. However, there is no guarantee that the Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in the Portfolio and as a shareholder in the Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolio, please refer to the back cover of this Prospectus.

            CONTENTS
            PORTFOLIO SUMMARY                                                2
                     PBHG Large Cap Growth Portfolio

            MORE ABOUT THE PORTFOLIO                                         4
            THE INVESTMENT ADVISER                                           8
            YOUR INVESTMENT                                                 10
                     Pricing Portfolio Shares
                     Buying and Selling Portfolio Shares
                     Distributions and Taxes
                     Potential Conflicts of Interest

            FINANCIAL HIGHLIGHTS                                            12




                                  [GRAPHIC] | 1

PBHG LARGE CAP GROWTH PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Large Cap Growth Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             2000              -1.48%
                             1999              65.22%
                             1998              30.63%

                                  BEST QUARTER
                   4th Quarter 1999               53.36%

                                 WORST QUARTER

                   4th Quarter 2000              -22.34%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                                PAST              SINCE INCEPTION
                               1 Year               (4/30/97)
Large Cap
Growth Portfolio               -1.48%                 28.51%

S&P 500(R) Index               -9.11%                 16.20%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIO SECTION BEGINNING ON PAGE 4.


                                 [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ...............................................None
Maximum Deferred Sales Charge (Load) ....................................None

Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ..................................None
Redemption Fee ..........................................................None
Exchange Fee ............................................................None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .........................................................0.75%
Distribution and/or Services (12b-1) Fees ...............................None
Other Expenses ..........................................................0.31%
Total Annual Fund Operating Expenses ....................................1.06%*


* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $45,732 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $78 million.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.


                                    YOUR COST

                            1 Year              $108
                            3 Years             $337
                            5 Years             $585
                            10 Years          $1,294



                                 [GRAPHIC] | 3

MORE ABOUT THE PORTFOLIO

RISKS & RETURNS:

The table set forth on the following pages describes the main investment strategies described in the Portfolio Summary section of this Prospectus in greater detail. From time to time, the Portfolio employs other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

The Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing.These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit the Portfolio's losses, they can prevent the Portfolio from achieving its investment goal.

The Portfolio is actively managed, which means the Portfolio's manager may frequently buy and sell securities. Frequent trading increases the Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. The Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focus on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, the Portfolio intends to remain fully invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance the Portfolio's performance.


                                 [GRAPHIC] | 4

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GROWTH SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities

o    Growth securities may appreciate faster than non-growth securities

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities.

o In managing the Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES  TO BALANCE RISKS & RETURNS:

o    See Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.


                                 [GRAPHIC] | 5

--------------------------------------------------------------------------------
TECHNOLOGY COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for the Portfolio.

o    OTC  securities  may  appreciate  faster  than  exchange-traded  securities
     because   they   are    typically    securities    of   younger,    growing
     companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Portfolio's performance.



                                 [GRAPHIC] | 6

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FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolio.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential perform-ance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio limits the amount of total assets it invests in foreign securities to 15%.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    The Portfolio may have difficulty valuing these securities precisely.

o The Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio may not invest more than 15% of its net assets in illiquid securities.


                                 [GRAPHIC] | 7

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for the Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $13 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Large Cap Growth Portfolio. The Portfolio's Board of Trustees supervises Pilgrim
Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

--------------------------------------------------------------------------------
INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.
--------------------------------------------------------------------------------

For the fiscal year ended December 31, 2000, the management fee paid by the Portfolio was 0.75% of its average daily net assets.


                                 [GRAPHIC] | 8

PORTFOLIO MANAGER

LARGE CAP GROWTH PORTFOLIO

Michael S. Sutton, CFA, has managed the PBHG Large Cap Growth Portfolio since November, 1999. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.


                                 [GRAPHIC] | 9

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of the Portfolio's  shares is based on the Portfolio's net asset value
(NAV). The Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange.

Portfolio shares are not priced on days that the New York Stock Exchange is closed.

The Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolio's Board of Trustees. If the Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. The Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

The Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of the Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for the Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolio's Board of Trustees monitors the Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in the Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of the Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 10

                      THIS PAGE INTENTIONALLY LEFT BLANK.


                                 [GRAPHIC] | 11

FINANCIAL HIGHLIGHTS

The Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.


        FOR THE PERIOD ENDED DECEMBER 31, 2000
        FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD


                                   Net                                                                Net
                                  Asset                 Realized and   Distributions Distributions   Asset
                                  Value        Net       Unrealized      from Net        from        Value
                                Beginning  Investment  Gains or Losses  Investment      Capital       End
                                of Period Income (Loss) on Securities     Income         Gains     of Period
PBHG LARGE CAP GROWTH PORTFOLIO
2000(2)                          $25.51     $(0.01)       $(0.21)           --         $(0.75)      $24.54
1999                              15.44      (0.05)        10.12            --           --          25.51
1998                              11.82      (0.02)         3.64            --           --          15.44
1997(1)                           10.00        --           1.82            --           --          11.82



(1)  The PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997

(2) Per share calculations were performed using average shares for the period. Amounts designated as "--" are either $0 or have been rounded to $0.


                                 [GRAPHIC] | 12


                                                                                          Ratio     Ratio of Net
                                               Net                                     of Expenses  Income (Loss)
                                              Assets       Ratio        Ratio of Net   to Average    to Average
                                                End     of Expenses     Income (Loss)  Net Assets    Net Assets   Portfolio
                                Total        of Period  to Average       to Average    (Excluding    (Excluding   Turnover
                                Return         (000)    Net Assets       Net Assets     Waivers)      Waivers)      Rate

PBHG LARGE CAP GROWTH PORTFOLIO
2000(2)                           (1.48)%   $72,645        1.06%           (0.05)%       1.06%        (0.05)%     147.68%
1999                              65.22%     27,295        1.10%           (0.41)%       1.17%        (0.48)%     157.04%
1998                              30.63%     12,598        1.10%           (0.19)%       1.53%        (0.62)%      41.51%
1997(1)                           18.20%**    4,916        1.10%*           0.00%*       5.21%*       (4.11)%*     37.42%**



*    Annualized.

**   Total return and portfolio turnover have not been annualized.

(1)  The PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997

(2) Per share calculations were performed using average shares for the period. Amounts designated as "--" are either $0 or have been rounded to $0.


                                 [GRAPHIC] | 13

FOR MORE INFORMATION

For investors who want more information about the Portfolio, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolio and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolio and its investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year or half-year.

Copies of the current versions of these documents, along with other information about the Portfolio, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229

TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These  reports and other  information  about the PBHG Insurance Series
Fund  are  available  on the  EDGAR  database  on the  SEC's  Internet  site  at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------

                                   [GRAPHIC] |

[GRAPHIC] PBHG
          FUNDS

          INSURANCE SERIES
          FUND PROSPECTUS MAY 1, 2001

          o   PBHG GROWTH II PORTFOLIO

          o   PBHG LARGE CAP GROWTH PORTFOLIO

          o   PBHG SELECT VALUE PORTFOLIO

          o   PBHG MID-CAP VALUE PORTFOLIO

          o   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

An Introduction to PBHG Insurance Series Fund and this Prospectus:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of Pilgrim Baxter, is the sub-adviser for the Mid-Cap Value and Select Value Portfolios. Pilgrim Baxter and Value Investors invest Portfolio assets in a way that they believe will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.


          CONTENTS

          PORTFOLIO SUMMARIES                                          2

                          PBHG Growth II Portfolio

                          PBHG Large Cap Growth Portfolio

                          PBHG Select Value Portfolio

                          PBHG Mid-Cap Value Portfolio

                          PBHG Technology & Communications Portfolio



          MORE ABOUT THE PORTFOLIOS                                   12
          THE INVESTMENT ADVISER AND SUB-ADVISER                      17
          YOUR INVESTMENT                                             19
                         Pricing Portfolio Shares
                         Buying and Selling Portfolio Shares
                         Distributions and Taxes
                         Potential Conflicts of Interest

          FINANCIAL HIGHLIGHTS                                        20




                                  [GRAPHIC] | 1

PBHG GROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues between $500 million and $10 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of the 800 smallest stocks in the Russell 1000(R) Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000            -16.67%
                              1999             98.19%
                              1998              8.19%

                                  BEST QUARTER
                   4th Quarter 1999                      49.97%

                                  WORST QUARTER
                   4th Quarter 2000                     -35.23%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                                   PAST               SINCE INCEPTION
                                  1 YEAR                 (4/30/97)
--------------------------------------------------------------------------------
Growth II Portfolio              -16.67%                   19.44%

Russell Midcap(R)                -11.75%                   20.04%
Growth Index

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.



                                 [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ...............................................   None
 Maximum Deferred Sales Charge (Load) ...................................   None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends (and Other Distributions) ................................   None
Redemption Fee ..........................................................   None
Exchange Fee ............................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................... 0.85%
Distribution and/or Services (12b-1) Fees ............................... None
Other Expenses .......................................................... 0.20%
Total Annual Fund Operating Expenses .................................... 1.05%*

*These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $50,092 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $393 million.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                       1 Year                        $107
                       3 Years                       $334
                       5 Years                       $579
                       10 Years                    $1,283


                                 [GRAPHIC] | 3

PBHG LARGE CAP GROWTH PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Large Cap Growth Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000              1.48%
                              1999             65.22%
                              1998             30.63%

                                  BEST QUARTER
                4th Quarter 1999                      55.36%

                                  WORST QUARTER
                4th Quarter 2000                     -22.34%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                           PAST           SINCE INCEPTION
                           1 YEAR            (4/30/97)
--------------------------------------------------------------------------------
Large Cap
Growth Portfolio          -1.48%              28.51%

S&P 500(R) Index          -9.11%              16.20%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.



                                 [GRAPHIC] | 4

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ............................................... None
Maximum Deferred Sales Charge (Load) .................................... None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions .................................. None
Redemption Fee .......................................................... None
Exchange Fee ............................................................ None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................... 0.75%
Distribution and/or Services (12b-1) Fees ............................... None
Other Expenses .......................................................... 0.31%
Total Annual Fund Operating Expenses .................................... 1.06%*


* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $45,732 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $78 million.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                       1 Year                        $108
                       3 Years                       $337
                       5 Years                       $585
                       10 Years                    $1,294



                                 [GRAPHIC] | 5

PBHG SELECT VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The Portfolio invests in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than fund that does not invest in a limited number of stocks.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000             17.88%
                              1999              8.89%
                              1998             37.96%



                                  BEST QUARTER
                4th Quarter 1998                      29.59%

                                  WORST QUARTER

                3rd Quarter 1998                      -7.54%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                           PAST            SINCE INCEPTION
                           1 YEAR            (10/28/97)
--------------------------------------------------------------------------------
Select                     17.88%              21.29%
Value Portfolio

S&P 500(R) Index           -9.11%              13.80%*

* The S&P 500 Index since inception return is as of 10/31/97.

Prior to May 1, 2000, the Portfolio was named the PBHG Large Cap Value Portfolio and was not limited in the number of stocks it could hold. Therefore, the Portfolio's performance prior to May 1, 2000 may not be indicative of how it will perform in the future.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 6

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ...............................................  None
Maximum Deferred Sales Charge (Load) ....................................  None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ..................................  None
Redemption Fee ..........................................................  None
Exchange Fee ............................................................  None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................... 0.65%
Distribution and/or Services (12b-1) Fees ............................... None
Other Expenses .......................................................... 0.32%
Total Annual Fund Operating Expenses .................................... 0.97%*


* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $36,853 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $93 million.


EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                       1 Year                         $99
                       3 Years                       $309
                       5 Years                       $536
                       10 Years                    $1,190


                                 [GRAPHIC] | 7

PBHG MID-CAP VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P MidCap 400(TM) Index.
Currently, the companies in the S&P MidCap 400(TM) Index have market capitalizations between $108 million and $10 billion. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value
Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Portfolio's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the S&P MidCap 400(TM) Index.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the S&P MidCap 400(TM) Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P BARRA MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000             28.47%
                              1999             25.66%

                                  BEST QUARTER
                   4th Quarter 1999                      16.07%

                                  WORST QUARTER
                   3rd Quarter 1999                      -6.41%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                           PAST                SINCE INCEPTION
                           1 YEAR                (11/30/98)
--------------------------------------------------------------------------------
Mid-Cap                    28.47%                32.23%
Value Portfolio

S&P MidCap                 17.50%                21.91%
400(TM)Index

S&P BARRA MidCap           27.84%                16.17%
Value Index

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 8

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ............................................... None
Maximum Deferred Sales Charge (Load) .................................... None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions .................................. None
Redemption Fee .......................................................... None
Exchange Fee ............................................................ None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................... 0.85%
Distribution and/or Services (12b-1) Fees ............................... None
Other Expenses .......................................................... 3.67%
Total Annual Fund Operating Expenses .................................... 4.52%
Less:  Fee Waiver (and/or Expense Reimbursement) ........................ 3.32%
Net Expenses ............................................................ 1.20%*


* This is the actual total fund operating expense you should expect to pay as an investor in this Portfolio for the fiscal year ended December 31, 2001. That's because for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one- and two-year periods and total annual fund operating expenses without expense waivers for years three through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                       1 Year                        $122
                       3 Years                       $737
                       5 Years                     $1,721
                       10 Years                    $4,221



                                 [GRAPHIC] | 9

PBHG TECHNOLOGY & COMMUNICATIONS

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within these sectors. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTGOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 10

PORTFOLIO

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             2000             -42.12%
                             1999             234.38%
                             1998              32.20%

                                  BEST QUARTER
                   4th Quarter 1999                      108.57%

                                  WORST QUARTER
                   4th Quarter 2000                      -49.86%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                           PAST             SINCE INCEPTION
                           1 YEAR             (11/30/97)
--------------------------------------------------------------------------------
Technology &               -42.12%             30.56%
Communications Portfolio

Soundview                  -27.35%             31.01%
Technology Index

Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ............................................... None
Maximum Deferred Sales Charge (Load) .................................... None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions .................................. None
Redemption Fee .......................................................... None
Exchange Fee ............................................................ None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................... 0.85%
Distribution and/or Services (12b-1) Fees ............................... None
Other Expenses .......................................................... 0.19%
Total Annual Fund Operating Expenses .................................... 1.04%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election during the fiscal year ended December 31, 2000.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                            1 Year              $106
                            3 Years             $331
                            5 Years             $574
                            10 Years          $1,271



                                 [GRAPHIC] | 11

MORE ABOUT THE PORTFOLIOS

RISKS & RETURNS:

The table set forth on the following pages describes the main investment strategies described in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing.These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter and Value Investors maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations.

o    Under  normal  circumstances,   each  Portfolio  intends  to  remain  fully
     invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter and Value Investors focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Portfolio's performance.


                                 [GRAPHIC] | 12

--------------------------------------------------------------------------------
GROWTH SECURITIES
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities

o    Growth securities may appreciate faster than non-growth  securities

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities.

o In managing a Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
VALUE SECURITIES
--------------------------------------------------------------------------------

Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS:

o    See Securities.

o Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

o The value securities in the Portfolio may never reach what Value Investors believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Securities.

o Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities.

o In managing a Portfolio, Value Investors uses its own research, computer models and measures of value.

o Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.



                                 [GRAPHIC] | 13

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Securities/Growth Securities/Value Securities.

o Pilgrim Baxter and Value Investors focus on small and medium sized companies with strong balance sheets that they expect to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY COMPANY  SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

POLICIES TO BALANCE RISKS & RETURNS:

o With the exception of the Technology & Communications Portfolio, each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sectors, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sectors.


                                 [GRAPHIC] | 14

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if a Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for a Portfolio.

o    OTC  securities  may  appreciate  faster  than  exchange-traded  securities
     because   they   are    typically    securities    of   younger,    growing
     companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter and Value Investors use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN  SECURITIES:
--------------------------------------------------------------------------------

Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential perform-ance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio limits the amount of total assets it invests in foreign securities to 15%.


                                 [GRAPHIC] | 15

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities  that do not have a ready  market  and cannot be easily  sold  within
seven  days  at   approximately   the  price  that  the   Portfolio  has  valued
them.

POTENTIAL RISKS:

o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.


                                 [GRAPHIC] | 16

THE INVESTMENT ADVISER AND SUB-ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $13 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II, Large Cap Growth and Technology & Communications Portfolios and oversees the investment decisions made by Value Investors as sub-adviser for the Mid-Cap Value and Select Value Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and Value Investors and establishes policies that Pilgrim Baxter and Value Investors must follow in their day-to-day management activities.

--------------------------------------------------------------------------------
INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a
portfolio  of  investments  with  strong  growth   characteristics.
--------------------------------------------------------------------------------

THE SUB-ADVISER:

Pilgrim Baxter Value Investors, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is a wholly owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $1 billion for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Mid-Cap Value and Select Value Portfolios, Value Investors first creates a universe of more than 8,000 companies whose current share prices seem lower than their current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

For the fiscal year ended December 31, 2000, Pilgrim Baxter waived a portion of its fee for the Mid-Cap Value Portfolio so that the effective management fee paid by each of the following Portfolios was as follows:

PBHG GROWTH II PORTFOLIO                     0.85%
PBHG LARGE CAP GROWTH PORTFOLIO              0.75%
PBHG SELECT VALUE PORTFOLIO                  0.65%
PBHG MID-CAP VALUE PORTFOLIO                   -0-
PBHG TECHNOLOGY & COMMUNICATIONS
  PORTFOLIO                                  0.85%

As sub-adviser to the Mid-Cap Value and Select Value Portfolios, Value Investors is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each of these Portfolios.


                                 [GRAPHIC] | 17

PORTFOLIO MANAGERS

GROWTH II PORTFOLIO

A team of investment professionals led by Gary L. Pilgrim, CFA, has managed the Growth II Portfolio since March 21, 2001. Mr. Pilgrim is the President and Chief Investment Officer of the Adviser and has been a growth stock manager for over 30 years.

LARGE CAP GROWTH PORTFOLIO

Michael S. Sutton, CFA, has managed the PBHG Large Cap Growth Portfolio since November, 1999. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.

SELECT VALUE PORTFOLIO

Raymond J. McCaffrey, CFA, has managed the PBHG Select Value Portfolio since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr. McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. His 11 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

MID-CAP VALUE PORTFOLIO

Jerome J. Heppelmann, CFA, has managed the PBHG Mid-Cap Value Portfolio since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Value Investors Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Pilgrim Baxter's technology team, led by Michael Ma, who currently manages the PBHG Global Technology & Communications Fund of The PBHG Funds, Inc., has managed the Technology & Communications Portfolio since March 21, 2001. Mr. Ma joined Pilgrim Baxter in October, 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years at United States Trust Company of New York, initially as a research assistant concentrating on the technology sector and subsequently as a portfolio manager.



                                 [GRAPHIC] | 18

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of a Portfolio's  shares is based on that  Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange.

Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 19

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

        FOR THE PERIOD ENDED DECEMBER 31, 2000
        FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                   Net                                                                                  Net
                                  Asset                            Realized and        Distributions  Distributions    Asset
                                  Value             Net             Unrealized           from Net         from         Value
                                Beginning       Investment        Gains or Losses       Investment      Capital         End
                                of Period      Income (Loss)       on Securities          Income          Gains      of Period

PBHG GROWTH II PORTFOLIO
2000                             $23.05          $(0.06)             $(3.62)                --           $(0.49)      $18.88
1999(4)                           11.63           (0.04)              11.46                 --              --         23.05
1998                              10.75           (0.06)               0.94                 --              --         11.63
1997(1)                           10.00             --                 0.75                 --              --         10.75

PBHG LARGE CAP GROWTH PORTFOLIO
2000(4)                          $25.51          $(0.01)             $(0.21)                --           $(0.75)      $24.54
1999                              15.44           (0.05)              10.12                 --              --         25.51
1998                              11.82           (0.02)               3.64                 --              --         15.44
1997(1)                           10.00             --                 1.82                 --              --         11.82

PBHG SELECT VALUE PORTFOLIO+
2000                             $15.19           $0.07               $2.54               $(0.09)        $(1.58)      $16.13
1999                              14.27            0.13                1.13                 --            (0.34)       15.19
1998                              10.43           (0.02)               3.98                (0.04)         (0.08)       14.27
1997(2)                           10.00            0.02                0.41                 --              --         10.43

PBHG MID-CAP VALUE PORTFOLIO
2000                             $11.92           $0.02               $3.34               $(0.04)        $(2.75)      $12.49
1999                              11.10            0.02                2.75                 --            (1.95)       11.92
1998(3)                           10.00             --                 1.10                 --              --         11.10

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
2000                             $46.01          $(0.34)            $(17.29)                --           $(3.61)      $24.77
1999(4)                           13.76           (0.13)              32.38                 --              --         46.01
1998                              10.41           (0.04)               3.39                 --              --         13.76
1997(1)                           10.00             --                 0.41                 --              --         10.41

*    Annualized.

**   Total return and portfolio turnover have not been annualized.

+ Prior to May 1, 2000, the PBHG Select Value Portfolio was named the PBHG Large Cap Value Portfolio.

(1)  The  PBHG  Growth  II,  PBHG  Large  Cap  Growth  and  PBHG   Technology  &
     Communication Portfolios commenced operations on April 30, 1997.

(2)  The PBHG Select Value Portfolio4 commenced operations on October 28, 1997.

(3)  The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.

(4) Per share calculations were performed using average shares for the period. Amounts designated as "--" are either $0 or have been rounded to $0.


                                 [GRAPHIC] | 20

                                                                        Ratio     Ratio of Net
                               Net                                          of Expenses   Income (Loss)
                              Assets            Ratio       Ratio of Net     to Average    to Average
                               End           of Expenses    Income (Loss)     Net Asset    Net Assets         Portfolio
            Total           of Period         to Average     to Average      (Excluding    (Excluding         Turnover
           Return             (000)          Net Assets       Net Assets       Waivers)      Waivers)            Rate

PBHG GROWTH II PORTFOLIO
2000      (16.67)%        $  368,948            1.05%         (0.42)%          1.05%         (0.42)%            145.87%
1999(4)    98.19%            178,602            1.20%         (0.38)%          1.20%         (0.38)%            236.82%
1998        8.19%             18,321            1.20%         (0.64)%          1.54%         (0.98)%            228.09%
(1997(1)    7.50%**           10,236            1.20%*        (0.11)%*         4.38%*        (3.29)%*            44.57%**

PBHG LARGE CAP GROWTH PORTFOLIO
2000(4)    (1.48)%        $   72,645            1.06%         (0.05)%          1.06%         (0.05)%            147.68%
1999       65.22%             27,295            1.10%         (0.41)%          1.17%         (0.48)%            157.04%
1998       30.63%             12,598            1.10%         (0.19)%          1.53%         (0.62)%             41.51%
1997(1)    18.20%**            4,916            1.10%*         0.00%*          5.21%*        (4.11)%*            37.42%**

PBHG SELECT VALUE PORTFOLIO+
2000       17.88%         $  118,669            0.97%          1.30%           0.97%          1.30%           1,137.60%
1999        8.89%             39,972            0.95%          0.84%           0.95%          0.84%             927.02%
1998       37.96%             22,286            1.00%          0.67%           1.47%          0.20%             635.10%
1997(2)     4.30%**            1,560            1.00%*         1.91%*          8.04%*        (5.13)%*            68.93%**

PBHG MID-CAP VALUE PORTFOLIO
2000       28.47%         $      896            1.20%          0.19%           4.52%         (3.13)%            260.64%
1999       25.66%                698            1.20%          0.15%           5.89%         (4.54)%            906.69%
 1998(3)    11.00%**              555            1.20%*         0.26%*          4.13%*        (2.67)%*            72.32%**

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
2000      (42.12)%        $1,160,087            1.04%         (0.77)%          1.04%         (0.77)%            311.59%
1999(4)   234.38%          1,635,448            1.09%         (0.64)%          1.09%         (0.64)%            273.76%
1998       32.20%             32,493            1.20%         (0.55)%          1.56%         (0.91)%            264.58%
1997(1)     4.10%**            9,117            1.20%*         0.37%*          5.09%*        (3.52)%*            69.34%**



                                 [GRAPHIC] | 21

FOR MORE INFORMATION

For investors who want more affected the Portfolios' performance during the last fiscal year or half-year. information about the Portfolios, documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year

Copies of the current versions of these documents, along with other information upon request: about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O.  BOX  419229
KANSAS CITY, MO 64141-6229

TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.


--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------


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